SCHEDULE OF DEPRECIATION RATES (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	20.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, term	Expected lease term
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%